DERIVATIVE LIABILITY (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 USD ($) yr shares
Statement [Line Items]
Derivative Liability 1 | shares	19,000,000
Derivative Liability 2 | $	$ 587,100
Derivative Liability 3	133.00%
Derivative Liability 4 | yr	1.75
Derivative Liability 5	1.68%
Derivative Liability 6	0.00%